Note 2 Liquidity/Going Concern	6 Months Ended
Jun. 30, 2014
Notes
Note 2 Liquidity/Going Concern

NOTE 2 LIQUIDITY/GOING CONCERN

The Company has an accumulated deficit of $40,096,220 as of June 30, 2014, and has had negative cash flows from operating activities during the period from reactivation (January 1, 2005) through June 30, 2014 as well as very limited cash resources as of June 30, 2014.  The loss was primarily due to the issuance of common stock and warrants for professional services.  These factors raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.  Management plans to continue to seek to build the foundations of its Canadian medical marijuana business, but it may be unable to do for a number of reasons, including the inability to reach final agreements with its Canadian partners and the inability to raise sufficient funds to commence and operate its business.